Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024
Amounts due from related parties - current
Amounts due from related parties - current				$ 12,832	$ 31,519
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,826
Amounts due to related parties				8	$ 17
Interest rate					1.70%
Chizz
Amounts due from a related party - non-current
Face value			$ 20,000
Interest rate	5.10%	5.10%	3.00%
Due to term			2 years
Extended term	2 years	2 years
Related parties
Amounts due from related parties - current
Amounts due from related parties - current				12,832	$ 31,519
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,826
Amounts due to related parties				8	17
Related parties | Itui Online
Amounts due from related parties - current
Amounts due from related parties - current				10,403	9,268
Related parties | Shenzhen Xiaomi
Amounts due from related parties - current
Amounts due from related parties - current				430	577
Related parties | Xiaomi Inc
Amounts due from related parties - current
Amounts due from related parties - current				1,593	1,493
Related parties | Beijing Xiaobu
Amounts due from related parties - current
Amounts due from related parties - current				4
Related parties | Beijing Itui
Amounts due from related parties - current
Amounts due from related parties - current				87	177
Related parties | Chizz
Amounts due from related parties - current
Amounts due from related parties - current				302	19,973
Amounts due from a related party - non-current
Amounts due from a related party - non-current				19,826
Related parties | Other related parties
Amounts due from related parties - current
Amounts due from related parties - current				13	31
Amounts due from a related party - non-current
Amounts due to related parties				$ 8	$ 17